Average Annual Total Returns - LVIP Blended Large Cap Growth Managed Volatility Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes) 1 year	Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes) 5 years	Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes) 10 years
Total	23.82%	12.08%	10.03%	23.51%	11.80%	9.76%	38.49%	21.00%	17.21%